UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2011.

Check here if Amendment [ ]; Amendment No.:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Rho Capital Partners, Inc.
Address: 152 West 57th Street
         23rd Floor
         New York, New York 10019

13F File Number:  28-5883

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Peter E. Kalkanis

Title:  Chief Financial Officer

Phone:  212-751-6677


/s/ Peter E. Kalkanis     New York, New York   Dated: April 18, 2011.


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                            FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     16

Form 13F Information Table Value Total:     $453,513
                                           (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   13F File Number     Name

1         - -                    Rho Management Partners L.P.


                                                  FORM 13F INFORMATION TABLE

                                           Value       Shares/  Sh/ Put/ Invstmt      Oth      Voting Authority
Name of Issuer    Title of Class  CUSIP    (x$1000)    PrnAmt   Prn Call Discret      Mngrs     Sole  Shared None



ACTIVE POWER INC        COM      00504W100   9,850    3,361,727   SH       Other       1           3,361,727
ANACOR PHARMA           COM      032420101  38,900    5,621,423   SH       Sole               5,621,423
BLUEFLY INC             COM      096227301  26,294    8,823,529   SH       Sole               8,823,529
CITIGROUP INC           COM      172967101      89       20,130   SH       Other       1              20,130
CAPSTONE TURBINE        COM      14067D102   1,737      959,721   SH       Other       1             959,721
HSBC HOLDINGS PLC       COM      404280406   4,455       86,000   SH       Other       1              86,000
ISHARES INC             COM      464286848   9,656      936,122   SH       Other       1             936,122
GENVEC, INC.            COM      37246C109      74      186,917   SH       Sole                 186,917
GENVEC, INC.            COM      37246C109   1,262    3,186,486   SH       Other       1           3,186,486
INTRALINKS HOLDGS       COM      46118H104 274,426   10,262,767   SH       Sole               10,262,767
REACHLOCAL INC          COM      75525F104  66,639    3,331,966   SH       Sole                3,331,966
SYMETRA FINANCL         COM      87151Q106   5,845      429,744   SH       Other       1             429,744
TEMPLTON DRAGN FND      COM      88018T101   9,376      302,461   SH       Other       1             302,461
TEMPLTON RUS EAST EUR F COM      88022F105   3,450      144,003   SH       Other       1             144,003
VERENIUM CORP           COM      92340P209     659      216,902   SH       Sole                  216,902
VERENIUM CORP           COM      92340P209     801      263,357   SH       Other       1             263,357
